Note 8 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before income tax	$ 64,638	$ 63,821	$ 40,333
CAYMAN ISLANDS
Net loss before income taxes	5,652	3,805	3,843
UNITED STATES
Net loss before income taxes	34,318	33,266	17,251
CHINA
Net loss before income taxes	6,368	5,912	5,586
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	18,336	20,873	13,568
AUSTRALIA
Net loss before income taxes	$ (36)	$ (35)	$ 85